Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids - Schedule of Other and Long-Term Prepaids (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids [Abstract]
Other prepaid for soccer games	$ 7,500,023
Long-term prepaid for soccer games		$ 7,500,023